Received SEC

APR 15 2011

Washington, DC 20549

NYSE Euronext

Edwin Mecabe
Managing Director
Corporate Actions and Market Watch

20 Broad Street, 17th Floor
New York, NY 10005
T +1 212 656 5026
F +1 212 656 5893
emecabe@nyx.com

CERT NYS
001-31508

11006548

April 15, 2011

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, Entergy Mississippi, Inc., First Mortgage Bonds, 6.0% Series due May 1, 2051, ~~and requests immediate~~ acceleration of registration. Adequate distribution assured. Form 8-A received on April 13, 2011. Tentative listing date – April 19, 2011.

Sincerely,